Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Time Deposits [Line Items]
Total domestic and Non-U.S	$ 30,012	$ 52,807
Time deposits $250,000 or more	5,527	9,033
Time Deposits, Fiscal Year Maturity [Abstract]
2022	20,816
2023	5,427
2024	2,159
2025	582
2026	143
Thereafter	885
Total	30,012	52,807
Deposits (Textuals) [Abstract]
Demand deposit overdrafts as loan balances	$ 153	$ 326